Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 15,992	$ 13,221
Securities financing transactions	7,416	15,333
Over-the-counter debt instruments and other	6,076	1,684
Total other financial liabilities designated at fair value	29,484	$ 30,237
Credit Suisse
Disclosure Of Financial Liabilities [Line Items]
Total other financial liabilities designated at fair value	$ 5,114